Note 21 - Financial liabilities at amortized cost - Debt Securities issued (Details) - EUR (€) € in Millions	Jun. 30, 2019		Dec. 31, 2018
Debt securities issued Line Items
Debt certificates, at amortized cost	€ 62,685		€ 61,112
Issued in Euros [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost	37,809		37,436
Issued in Euros [Member] | Promissory bills and notes
Debt securities issued Line Items
Debt certificates, at amortized cost	475		267
Issued in Euros [Member] | Non-convertible bonds and debentures at floating interest rates
Debt securities issued Line Items
Debt certificates, at amortized cost	10,744		9,638
Issued in Euros [Member] | Mortgage Covered bonds
Debt securities issued Line Items
Debt certificates, at amortized cost	15,781	[1]	15,809	[2]
Issued in Euros [Member] | Hybrid financial instruments
Debt securities issued Line Items
Debt certificates, at amortized cost	613		814
Issued in Euros [Member] | Securitization bonds made by the Group
Debt securities issued Line Items
Debt certificates, at amortized cost	1,519		1,630
Issued in Euros [Member] | Other securities
Debt securities issued Line Items
Debt certificates, at amortized cost	735		142
Issued in Euros [Member] | Subordinated Liabilities [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost	7,942		9,136
Issued in Euros [Member] | Convertible
Debt securities issued Line Items
Debt certificates, at amortized cost	5,000		5,490
Issued in Euros [Member] | Convertible perpetual securities
Debt securities issued Line Items
Debt certificates, at amortized cost	5,000		5,490
Issued in Euros [Member] | Convertible subordinated bonds
Debt securities issued Line Items
Debt certificates, at amortized cost	0		0
Issued in Euros [Member] | Non-Convertible
Debt securities issued Line Items
Debt certificates, at amortized cost	2,942		3,647
Issued in Euros [Member] | Preferred Stock Member [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost	85		107
Issued in Euros [Member] | Other subordinated liabilities
Debt securities issued Line Items
Debt certificates, at amortized cost	2,858		3,540
Issued in Foreign Currency [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost	24,876		23,676
Issued in Foreign Currency [Member] | Promissory bills and notes
Debt securities issued Line Items
Debt certificates, at amortized cost	2,222		3,237
Issued in Foreign Currency [Member] | Non-convertible bonds and debentures at floating interest rates
Debt securities issued Line Items
Debt certificates, at amortized cost	10,570		9,335
Issued in Foreign Currency [Member] | Mortgage Covered bonds
Debt securities issued Line Items
Debt certificates, at amortized cost	559	[1]	569	[2]
Issued in Foreign Currency [Member] | Hybrid financial instruments
Debt securities issued Line Items
Debt certificates, at amortized cost	1,723		1,455
Issued in Foreign Currency [Member] | Securitization bonds made by the Group
Debt securities issued Line Items
Debt certificates, at amortized cost	23		38
Issued in Foreign Currency [Member] | Other securities
Debt securities issued Line Items
Debt certificates, at amortized cost	1,014		544
Issued in Foreign Currency [Member] | Subordinated Liabilities [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost	8,764		8,499
Issued in Foreign Currency [Member] | Convertible
Debt securities issued Line Items
Debt certificates, at amortized cost	880		873
Issued in Foreign Currency [Member] | Convertible perpetual securities
Debt securities issued Line Items
Debt certificates, at amortized cost	880		873
Issued in Foreign Currency [Member] | Convertible subordinated bonds
Debt securities issued Line Items
Debt certificates, at amortized cost	0		0
Issued in Foreign Currency [Member] | Non-Convertible
Debt securities issued Line Items
Debt certificates, at amortized cost	7,884		7,626
Issued in Foreign Currency [Member] | Preferred Stock Member [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost	74		74
Issued in Foreign Currency [Member] | Other subordinated liabilities
Debt securities issued Line Items
Debt certificates, at amortized cost	7,810		7,552
Total
Debt securities issued Line Items
Debt certificates, at amortized cost	€ 62,685		€ 61,112

[1]	(*) Including mortgage-covered bonds.
[2]	(*) Including mortgage-covered bonds.